MARQUIS FUNDS(R)


Supplement dated July 2, 1997 to the Statement of Additional Information dated January 28, 1997. The Statement of Additional Information is being supplemented to reflect additional aggregate performance information for the Government Securities, Value Equity, Small Cap Equity and International Equity Funds.

     The following paragraph and chart supplement the information provided on page B-45.

     The Government Securities and Value Equity Funds are each the successor to collective investment funds ("Collective Funds") previously managed by the Adviser using virtually the same investment objectives, policies and restrictions as those used by the respective Fund. In fact, a substantial portion of the assets of the Collective Funds was transferred to the Funds in connection with each Fund's commencement of operations. As a result, the Adviser believes that it is relevant to show the historical performance of each Fund, including the performance of its predecessor Collective Fund. The predecessor Collective Funds, however, did not incur expenses that correspond to the advisory, administrative and other fees to which each Fund is subject. Therefore, the average annual total returns shown below are calculated using performance data for each predecessor Collective Fund, which has been adjusted by applying the total expense ratios for the corresponding Fund as disclosed in the Prospectus, as well as actual performance data for each Fund.

     Based on the foregoing, the aggregate average annual total returns for the Government Securities Fund and Value Equity Fund and their corresponding Collective Funds from inception of the appropriate Collective Fund through March 31, 1997 and for the one, five and ten year periods ended March 31, 1997 are as follows:


                         Average Annual Total Return(1)
----------------------------------------------------------------------------------------------------------
Fund/Collective Fund                   One Year       Five Years       Ten Years        Since Inception(2)
                                                     (Annualized)     (Annualized)        (Annualized)
----------------------------------------------------------------------------------------------------------
Government Securities
----------------------------------------------------------------------------------------------------------
                                        0.45%           5.21%            6.54%               7.42%
                     With Load(3)
Class A Shares       -------------------------------------------------------------------------------------
                     Without Load       4.15%           5.96%            6.93%               7.57%
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
Class B Shares       With Load(3)      (0.08)%          4.91%            5.77%               6.53%
                     -------------------------------------------------------------------------------------
                     Without Load       3.36%           4.92%            5.77%               6.53%
----------------------------------------------------------------------------------------------------------
Value Equity
----------------------------------------------------------------------------------------------------------
Class A Shares       With Load(3)       8.38%          11.58%            9.45%               9.60%
                     -------------------------------------------------------------------------------------
                     Without Load      12.33%          12.37%            9.85%               9.75%
----------------------------------------------------------------------------------------------------------
Class B Shares       With Load(3)       8.00%          11.35%            8.63%               8.63%
                     -------------------------------------------------------------------------------------
                     Without Load      11.50%          11.41%            8.63%               8.63%
----------------------------------------------------------------------------------------------------------

(1)  Assumes a redemption at the end of each period.

(2) Class A and B Shares of the Government Securities Fund commenced operations on October 1, 1993 and October 22, 1993, respectively, and its predecessor Collective Fund commenced operations on May 31, 1971. Class A and B Shares of the Value Equity Fund commenced operations on October 1, 1993 and October 22, 1993, respectively, and its predecessor Collective Fund commenced operations on May 31, 1971.

(3) Returns "with loads" for Class A Shares assume the maximum front-end sales load of 3.50%; and for Class B Shares assume the applicable contingent deferred sales charge for each period.

     Investors should note that past performance is no guarantee of future results.

                            -------------------------

     The Small Cap Equity and International Equity Funds each are "feeder" funds in a Corporate Master-Feeder(Trademark) structure. That is, the Small Cap Equity Fund invests substantially all of its assets in Class A Shares of the Small Cap Growth Portfolio, a separate series of SEI Institutional Managed Trust ("SIMT") and the International Equity Fund invests substantially all of its assets in the Class A Shares of the International Equity Portfolio, a separate series of SEI International Trust ("SIT"). The Small Cap Growth Portfolio and the International Equity Portfolio are referred to herein as the "Portfolios."

     As a result of the Funds' investments in the Portfolios, the Adviser believes that it is relevant to show the historical performance of each Fund, including the performance of its corresponding Portfolio. Therefore, the following paragraph and chart supplement the information provided on pages B-45 and B-46.

     The performance shown below is the aggregate performance of each Fund and its corresponding Portfolio. The performance of the Portfolios, however, has been adjusted to reflect applicable sales loads and operating expenses, other than Rule 12b-1 fees, of the Small Cap Equity and International Equity Funds. Specifically, the data set forth below is adjusted to reflect operating expenses of .20% and .27%, respectively, and (i) with respect to the Class A Shares, to take into account a 3.50% sales load; and (ii) with respect to Class B Shares, to take into account the applicable contingent deferred sales charge. Investment performance reflects voluntary fee waivers and reimbursements currently in effect and, with respect to Class B Shares, does not reflect each Fund's Rule 12b-1 fees. In the absence or reduction of current fee


                                      -2-

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waivers or reimbursements, or if current Rule 12b-1 fees applicable to Class B
Shares were reflected, Total Return would be reduced.

     Based on the foregoing, the aggregate average annual total returns for
(i) Marquis' Small Cap Growth Portfolio and SIMT's Small Cap Equity Fund and
(ii) Marquis' International Equity Fund and SIT's International Equity Portfolio from inception of the respective Portfolios through March 31, 1997 and for the one, five and ten year periods ended March 31, 1997 are as follows:


                         Average Annual Total Return(1)
----------------------------------------------------------------------------------------------------------
                                        One Year        Five Years      Ten Years       Since Inception(2)
Fund/Portfolio                                         (Annualized)    (Annualized)       (Annualized)
----------------------------------------------------------------------------------------------------------
Small Cap Equity
----------------------------------------------------------------------------------------------------------
Class A Shares       With Load(3)       (4.11)%            N/A              N/A              16.61%
                     -------------------------------------------------------------------------------------
                     Without Load       (0.62)%            N/A              N/A              17.43%
----------------------------------------------------------------------------------------------------------
Class B Shares       With Load(3)       (4.13)%            N/A              N/A              16.51%
                     -------------------------------------------------------------------------------------
                     Without Load       (1.36)%            N/A              N/A              16.57%
----------------------------------------------------------------------------------------------------------
International Equity
----------------------------------------------------------------------------------------------------------
Class A Shares       With Load(3)       (0.63)%           7.62%             N/A               3.70%
                     -------------------------------------------------------------------------------------
                     Without Load       2.98%             8.40%             N/A               4.22%
----------------------------------------------------------------------------------------------------------
Class B Shares       With Load(3)       (0.96)%           7.50%             N/A               3.41%
                     -------------------------------------------------------------------------------------
                     Without Load       2.32%             7.58%             N/A               3.41%
----------------------------------------------------------------------------------------------------------

(1)  Assumes a redemption at the end of each period.

(2) Marquis' Small Cap Equity Fund commenced operations on January 31, 1997 and the SIMT's Small Cap Growth Portfolio commenced operations on April 20, 1992. Marquis' International Equity Fund commenced operations on January 31, 1997 and SIT's International Equity Portfolio commenced operations on December 20, 1989.

(3) Returns "with loads" for Class A Shares assume the maximum front-end sales load of 3.50%; and for Class B Shares assume the applicable contingent deferred sales charge for each period.

     Investors should note that past performance is no guarantee of future results.

                            -------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                      -3-

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